T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
T. Rowe Price Diversified Small-Cap Growth Fund SUMMARY
Investment Objective
The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		1.00%
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.26%
Total annual fund operating expenses	0.91%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price Diversified Small-Cap Growth Fund, Inc.	93	290	504	1,120

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15.4% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in small-cap growth companies, which are defined by the fund as those whose market capitalization falls within the range of companies in the MSCI US Small Cap Growth Index. (A company’s market capitalization is determined by multiplying its shares outstanding by its stock price.) As of December 31, 2012, the market capitalization range for the MSCI US Small Cap Growth Index was approximately $60.7 million to $4.5 billion. The market capitalization of the companies in the fund’s portfolio and the MSCI US Small Cap Growth Index changes over time, and the fund will not sell a stock just because the company has grown to a market capitalization outside the range. Most of the stocks purchased by the fund will be in this size range. However, the fund may on occasion purchase a stock whose market capitalization exceeds the range.

The fund seeks to invest in a broadly diversified portfolio of securities and the top 25 holdings will not, under normal circumstances, constitute more than 50% of the fund’s total assets. This broad diversification helps to minimize the effects of individual security selection on fund performance. The fund employs a number of “top down” quantitative models developed by T. Rowe Price to identify stocks that could be included in the portfolio. Based on these models and fundamental research, the portfolio is constructed in a “bottom up” manner which takes into consideration stock characteristics, such as projected earnings and sales growth rates, valuation, capital usage, and earnings quality. We also consider portfolio risk characteristics in the process of portfolio construction. Sector allocations are generally in line with those of the MSCI US Small Cap Growth Index, with occasional small overweights or underweights to a particular sector. In building the investment models and adjusting them as needed, the fund draws on T. Rowe Price’s experience in small-cap growth investing—quantitative and fundamental research, portfolio strategy, and trading.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with the fund’s objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Market capitalization risk Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the fund invests primarily in securities issued by small-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by larger companies. Small-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.

Investment style risk Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Diversified Small-Cap Growth Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/03	22.94%
Worst Quarter	12/31/08	-25.70%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years
T. Rowe Price Diversified Small-Cap Growth Fund, Inc.	15.69%	6.64%	10.29%
T. Rowe Price Diversified Small-Cap Growth Fund, Inc. Returns after taxes on distributions	15.27%	6.26%	9.93%
T. Rowe Price Diversified Small-Cap Growth Fund, Inc. Returns after taxes on distributions and sale of fund shares	10.74%	5.63%	9.11%
T. Rowe Price Diversified Small-Cap Growth Fund, Inc. MSCI US Small Cap Growth Index (reflects no deduction for fees, expenses, or taxes)	17.57%	5.17%	11.62%
T. Rowe Price Diversified Small-Cap Growth Fund, Inc. Lipper Small-Cap Growth Funds Index	14.95%	2.09%	8.56%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.